CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Preferred Stock [Member]	Common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock, at cost [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 3,528,889	$ 694,427	$ 84	$ 3,195,476	$ (359,874)	$ (2,454)	$ (104)	$ 3,527,555	$ 1,334
Beginning Balance, Shares at Dec. 31, 2009		1,984,000	83,567,000				21,000
Issuance of common stock and warrants in connection with acquisitions	16,276			16,276				16,276
Issuance of common stock and warrants in connection with acquisitions, Shares			536,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	19,025		1	19,024				19,025
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			825,000
Preferred stock dividends	(152)	24,127		(24,279)				(152)
Preferred stock dividends, Shares		107,000
Forfeiture of restricted stock awards							3,000
Stock-based compensation related to grants of common stock options	29,879			29,879				29,879
Excess tax benefits on exercised stock options	789			789				789
Minimum pension liability adjustment, net of tax	(113)					(113)		(113)
Changes in cumulative translation adjustment, net of tax	(210)					(210)		(210)
Unrealized gain on hedging instruments, net of tax	2,423					2,423		2,423
Unrealized gain on available-for-sale securities, net of tax	1,044					1,044		1,044
Acquisition of non-controlling interests	(2,917)			(4,168)				(4,168)	1,251	(1,315)
Redeemable non-controlling interest in subsidiaries' income	(1,315)								(1,315)	1,315
Net income (loss)	(1,017,310)				(1,017,310)			(1,017,310)	1,418
Ending Balance at Dec. 31, 2010	2,577,726	718,554	85	3,232,997	(1,377,184)	690	(104)	2,575,038	2,688
Ending Balance, Shares at Dec. 31, 2010		2,091,000	84,928,000				24,000
Issuance of common stock and warrants in connection with acquisitions	16,184		1	16,183				16,184
Issuance of common stock and warrants in connection with acquisitions, Shares			832,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	37,887		2	37,885				37,887
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			1,887,000
Repurchase of common stock	(184,867)						(184,867)	(184,867)
Repurchase of common stock, Shares							7,655,000
Repurchase of preferred stock	(99,070)	(123,005)			23,935			(99,070)
Repurchase of preferred stock, Shares		(358,000)
Preferred stock dividends	(10,713)	10,919		(21,632)				(10,713)
Preferred stock dividends, Shares		41,000
Stock-based compensation related to grants of common stock options	21,215			21,215				21,215
Excess tax benefits on exercised stock options	3,423			3,423				3,423
Minimum pension liability adjustment, net of tax	(1,618)					(1,618)		(1,618)
Changes in cumulative translation adjustment, net of tax	(35,830)					(35,830)		(35,830)
Unrealized gain on hedging instruments, net of tax	6,558			(297)		6,855		6,558
Unrealized gain on available-for-sale securities, net of tax	(367)					(367)		(367)
Acquisition of non-controlling interests	34,936								34,936
Purchase of subsidiary shares from non-controlling interest				34,936				34,936	(34,936)	2,500
Dividend relating to non-controlling interest	(584)								(584)
Redeemable non-controlling interest in subsidiaries' income	3								3	(3)
Net income (loss)	(133,542)				(133,542)			(133,542)	233
Ending Balance at Dec. 31, 2011	2,231,574	606,468	88	3,324,710	(1,486,791)	(30,270)	(184,971)	2,229,234	2,340	2,497
Ending Balance, Shares at Dec. 31, 2011		1,774,000	87,647,000				7,679,000
Issuance of common stock and warrants in connection with acquisitions	1,243			1,243				1,243
Issuance of common stock and warrants in connection with acquisitions, Shares			67,000
Exercise of common stock options, warrants and shares issued under employee stock purchase plan	14,924		1	14,923				14,924
Exercise of common stock options, warrants and shares issued under employee stock purchase plan, Shares			862,000
Preferred stock dividends	(21,293)			(21,293)				(21,293)
Stock-based compensation related to grants of common stock options	15,665			15,665				15,665
Excess tax benefits on exercised stock options	(234)			(234)				(234)
Minimum pension liability adjustment, net of tax	(756)					(756)		(756)
Changes in cumulative translation adjustment, net of tax	54,642					54,642		54,642
Unrealized gain on hedging instruments, net of tax	388					388		388
Unrealized gain on available-for-sale securities, net of tax	(130)					(130)		(130)
Purchase of subsidiary shares from non-controlling interest	(35,079)			(35,079)				(35,079)		(2,433)
Dividend relating to non-controlling interest	(396)								(396)
Net income (loss)	(78,182)				(78,182)			(78,182)	338	(64)
Ending Balance at Dec. 31, 2012	$ 2,182,704	$ 606,468	$ 89	$ 3,299,935	$ (1,564,973)	$ 23,874	$ (184,971)	$ 2,180,422	$ 2,282
Ending Balance, Shares at Dec. 31, 2012		1,774,000	88,576,000				7,679,000